Operating Leases (Details) - Schedule of Operating Leases - CNY (¥)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Operating Leases Abstract
Operating lease cost	¥ 2,413,523	¥ 3,922,677	¥ 6,051,298	¥ 11,385,312	¥ 3,277,780
Short-term lease cost	363,912	177,103	198,306	295,564	1,867,850
Total lease cost	2,777,435	4,099,780	6,249,604	11,680,876	5,145,630
Operating cash flows for operating leases	¥ 2,139,410	¥ 2,459,231	¥ 4,648,690	¥ 5,822,406	¥ 5,068,864
Weighted average remaining lease term of operating leases (years)	3 years 1 month 20 days		3 years 6 months 10 days	1 year 7 months 24 days
Weighted average discount rate of operating leases	6.24%		6.24%	6.24%